Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
ASSETS
Cash and due from banks	$ 17,688	$ 17,637
Federal funds sold and interest-bearing deposits	64,886	26,289
Cash and cash equivalents	82,574	43,926
Securities:
Available for sale	88,765	107,131
Held to maturity (fair value of $19,879 and $21,351 in 2011 and 2010, respectively)	18,771	21,111
Total securities	107,536	128,242
Loans:
SBA held for sale	7,668	10,397
SBA held to maturity	64,175	75,741
SBA 504	55,108	64,276
Commercial	283,104	281,205
Residential mortgage	134,090	128,400
Consumer	48,447	55,917
Total loans	592,592	615,936
Less: Allowance for loan losses	16,348	14,364
Net loans	576,244	601,572
Premises and equipment, net	11,350	10,967
Bank owned life insurance ("BOLI")	9,107	8,812
Deferred tax assets	6,878	7,550
Federal Home Loan Bank stock	4,088	4,206
Accrued interest receivable	3,703	3,791
Other real estate owned ("OREO")	3,032	2,346
Prepaid FDIC insurance	2,545	3,266
Goodwill and other intangibles	1,530	1,544
Other assets	2,259	2,188
Total Assets	810,846	818,410
Liabilities:
Deposits: Noninterest-bearing demand deposits	101,193	91,272
Deposits: Interest-bearing demand deposits	104,749	105,530
Deposits: Savings deposits	278,603	277,394
Deposits: Time deposits, under $100,000	102,809	119,478
Deposits: Time deposits, $100,000 and over	56,617	61,114
Total deposits	643,971	654,788
Borrowed funds	75,000	75,000
Subordinated debentures	15,465	15,465
Accrued interest payable	523	556
Accrued expenses and other liabilities	2,329	2,516
Total Liabilities	737,288	748,325
Commitments and contingencies (Note 11)
Shareholders' equity:
Cumulative perpetual preferred stock, Series B, $1 liquidation preference per share, 500 shares authorized, 21 shares issued and outstanding in 2011 and 2010	19,545	19,019
Common stock, no par value, 12,500 shares authorized, 7,459 shares issued and outstanding in 2011; 7,636 shares issued and 7,211 outstanding in 2010	53,746	55,884
Accumulated deficit	(854)	(772)
Treasury stock at cost (425 shares in 2010)		(4,169)
Accumulated other comprehensive income	1,121	123
Total Shareholders' Equity	73,558	70,085
Total Liabilities and Shareholders' Equity	$ 810,846	$ 818,410